Summary of Significant Accounting Policies - Refundable Tank and Cylinder Deposits (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Customer paid deposits primarily on owned tanks and cylinders	$ 272.0	$ 279.9